Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Property, plant and equipment, net:
Land	$ 56.5	$ 65.1
Buildings and improvements	662.9	738.1
Machinery and equipment	2,108.1	2,325.7
Construction - in - progress	40.5	57.3
Property, plant and equipment	2,868.0	3,186.2
Accumulated depreciation	(1,788.6)	(1,923.3)
Property, plant and equipment, net	$ 1,079.4	$ 1,262.9	$ 1,354.7